Shareholder Report, Holdings (Details) - Capital Group Dividend Value ETF	May 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%